Private Placement Warrants - Schedule of Inputs and Assumptions Including Volatility (Details)	6 Months Ended
Jun. 30, 2024 $ / shares
Category of Revenue:
Stock price (in Dollars per share)	$ 2.6
Exercise price (in Dollars per share)	$ 115
Risk-free interest rate	5.33%
Expected term (in years)	7 months 13 days
Expected dividend yield
Expected volatility	94.00%